Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses for Prepayments and Other Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepayments and Other Assets, Net [Abstract]
Beginning balance	$ 517	$ 573
Provisions for credit losses for prepayments and other assets	9	100
Written-off		(168)
Foreign currency translation adjustments	17	12
Ending balance	$ 543	$ 517